Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Balance, beginning of year	$ 2,128
Balance, end of year	2,351	$ 2,128
Cost [Member]
Statements [Line Items]
Balance, beginning of year	7,636	6,549
Additions	1,204	1,241
Disposals/write-offs		(154)
Balance, end of year	8,840	7,636
Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	5,508	4,799
Depreciation for the year	981	863
Disposals/write-offs		(154)
Balance, end of year	6,489	5,508
Furniture and fixtures [Member]
Statements [Line Items]
Balance, beginning of year	335
Balance, end of year	251	335
Furniture and fixtures [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	1,078	1,044
Additions	26	188
Disposals/write-offs		(154)
Balance, end of year	1,104	1,078
Furniture and fixtures [Member] | Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	743	768
Depreciation for the year	110	129
Disposals/write-offs		(154)
Balance, end of year	853	743
Computer hardware [Member]
Statements [Line Items]
Balance, beginning of year	588
Balance, end of year	883	588
Computer hardware [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	3,135	2,609
Additions	664	526
Disposals/write-offs		0
Balance, end of year	3,799	3,135
Computer hardware [Member] | Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	2,547	2,225
Depreciation for the year	369	322
Disposals/write-offs		0
Balance, end of year	2,916	2,547
Computer software [Member]
Statements [Line Items]
Balance, beginning of year	242
Balance, end of year	412	242
Computer software [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	2,209	2,190
Additions	433	19
Disposals/write-offs		0
Balance, end of year	2,642	2,209
Computer software [Member] | Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	1,967	1,751
Depreciation for the year	263	216
Disposals/write-offs		0
Balance, end of year	2,230	1,967
Leasehold improvements [Member]
Statements [Line Items]
Balance, beginning of year	963
Balance, end of year	805	963
Leasehold improvements [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	1,214	706
Additions	81	508
Disposals/write-offs		0
Balance, end of year	1,295	1,214
Leasehold improvements [Member] | Depreciation and impairment losses [Member]
Statements [Line Items]
Balance, beginning of year	251	55
Depreciation for the year	239	196
Disposals/write-offs		0
Balance, end of year	$ 490	$ 251